Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net Loss	$ (35,011)	$ (37,121)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	404	437
Share-based compensation	7,575	11,399
Warrants to service providers	518	639
Revaluation of warrants	(92)	(335)
Revaluation of convertible bonds	562	140
Finance income	(3,897)	(197)
Changes in operating assets and liabilities:
Decrease (increase) in trade receivable	(224)	640
Decrease (increase) in prepaid expenses and other receivables	699	(88)
Issuance costs related to convertible bonds		737
Operating lease ROU assets and liabilities, net	347	165
Decrease in trade payables	(191)	(231)
Increase (decrease) in employees and payroll accruals	(705)	180
Increase in Derivative Liabilities	57
Increase (decrease) in accrued expenses and other payables	850	(839)
Net cash used in operating activities	(29,108)	(24,474)
Cash flows from investing activities:
Change in bank deposits, net	(33,794)	15,382
Purchase of property and equipment	(274)	(533)
Net cash used in investing activities	(34,068)	14,849
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	30,758
Proceeds from conversion of convertible debentures	21,696	(459)
Warrants	493
Proceeds from exercise of options	440	205
Net cash provided by (used in) financing activities	53,387	(254)
Effect of exchange rate fluctuations on cash and cash equivalent	309	197
Decrease in cash, cash equivalents and restricted cash	(9,789)	(9,879)
Cash, cash equivalents and restricted cash at the beginning of period	13,768	28,750
Cash, cash equivalents and restricted cash at the end of period	4,288	19,068
Supplemental non-cash disclosure:
Purchase of property and equipment		24
Lease liabilities arising from obtaining right-of-use assets		553
Issuance of convertible bonds	$ 21,837	$ 30,695